Supplemental Quarterly Data (Notes)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
SUPPLEMENTAL QUARTERLY DATA (Unaudited)
The following discussion and analysis should be read in conjunction with the “Financial Statements” and “Notes to Financial Statements,” which are included in this Annual Report on Form 10-K in Item 8. “Financial Statements and Supplementary Data.”
Quarterly Financial Data

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share amounts)
2015:
Equity loss from investment in Linn Energy, LLC	$(50,492)	$(122,052)	$(663,276)	$(345,784)
General and administrative expenses	(976)	(901)	(965)	(603)
Income tax (expense) benefit	18,493	13,127	(3,712)	(17,285)
Net loss	(32,975)	(109,826)	(667,953)	(363,672)

Net loss per share, basic and diluted	(0.26)	(0.85)	(5.20)	(2.83)

	Quarters Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share amounts)
2014:
Equity income (loss) from investment in Linn Energy, LLC	$(30,541)	$(66,987)	$172,200	$(2,039,671)
General and administrative expenses	(734)	(668)	(644)	(772)
Gain (loss) on transfer of Berry	—	(1,331)	9,830	5,174
Income tax (expense) benefit	11,791	25,844	(63,776)	760,825
Net income (loss)	(19,484)	(43,142)	117,610	(1,274,444)

Net income (loss) per share, basic and diluted	(0.15)	(0.34)	0.91	(9.91)